INFORMATION AGE PORTFOLIO AS OF FEBRUARY 28, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED)

(EXPRESSED IN UNITED STATES DOLLARS)

COMMON STOCKS -- 87.7%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Advertising -- 1.8%
-----------------------------------------------------------------------
Getty Images, Inc.(1)                           101,000    $  2,593,680
TMP Worldwide, Inc.(1)                           22,500         628,200
-----------------------------------------------------------------------
                                                           $  3,221,880
-----------------------------------------------------------------------
Aerospace and Defense -- 3.4%
-----------------------------------------------------------------------
General Dynamics Corp.                           27,900    $  2,535,552
Lockheed Martin Corp.                            24,000       1,353,840
Northrop Grumman Corp.                           21,500       2,301,360
-----------------------------------------------------------------------
                                                           $  6,190,752
-----------------------------------------------------------------------
Biotechnology -- 2.1%
-----------------------------------------------------------------------
Abgenix, Inc.(1)                                 17,000    $    306,850
Amgen, Inc.(1)                                   46,000       2,667,080
Invitrogen Corp.(1)                              17,000         775,880
-----------------------------------------------------------------------
                                                           $  3,749,810
-----------------------------------------------------------------------
Broadcasting -- 2.7%
-----------------------------------------------------------------------
Television Broadcasts Ltd.(2)                   640,000    $  2,872,108
Univision Communications, Inc.(1)                50,000       2,062,000
-----------------------------------------------------------------------
                                                           $  4,934,108
-----------------------------------------------------------------------
Business Services - Miscellaneous -- 3.1%
-----------------------------------------------------------------------
Dun & Bradstreet Corp.(1)                        66,000    $  2,587,200
Fair, Isaac and Co., Inc.                        36,000       2,208,600
Iron Mountain, Inc.(1)                           28,000         895,160
Rhapsody Ltd.-Musiclegal.Com(1)(3)                  750               0
-----------------------------------------------------------------------
                                                           $  5,690,960
-----------------------------------------------------------------------
Cable -- 2.4%
-----------------------------------------------------------------------
Charter Communications, Inc., Class A(1)        140,000    $  1,456,000
Comcast Corp., Class A(1)                        49,000       1,659,630
Cox Communications, Inc., Class A(1)             35,000       1,289,750
-----------------------------------------------------------------------
                                                           $  4,405,380
-----------------------------------------------------------------------
Commercial Services & Supplies -- 7.7%
-----------------------------------------------------------------------
Automatic Data Processing, Inc.                  30,000    $  1,581,300
DST Systems, Inc.(1)                             47,000       1,959,430
Nippon Broadcasting System(2)                   100,000       2,926,028
Sindo Ricoh Co.(1)(2)                           109,510       4,550,461
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Commercial Services & Supplies (continued)
-----------------------------------------------------------------------
St. Ives PLC(2)                                 495,000    $  2,827,217
-----------------------------------------------------------------------
                                                           $ 13,844,436
-----------------------------------------------------------------------
Communications Equipment -- 0.5%
-----------------------------------------------------------------------
Scientific-Atlanta, Inc.                         37,000    $    827,690
-----------------------------------------------------------------------
                                                           $    827,690
-----------------------------------------------------------------------
Computers and Business Equipment -- 1.0%
-----------------------------------------------------------------------
International Business Machines Corp.            18,000    $  1,766,160
-----------------------------------------------------------------------
                                                           $  1,766,160
-----------------------------------------------------------------------
Distributors -- 1.0%
-----------------------------------------------------------------------
Azlan Group PLC(1)(2)                         1,000,000    $  1,873,219
-----------------------------------------------------------------------
                                                           $  1,873,219
-----------------------------------------------------------------------
Diversified Financials -- 3.5%
-----------------------------------------------------------------------
Federated Investors, Inc.                        42,500    $  1,342,150
Legg Mason, Inc.                                 40,000       2,096,800
Moody's Corp.                                    30,000       1,110,000
Waddell & Reed Financial, Inc., Class A          60,000       1,848,600
-----------------------------------------------------------------------
                                                           $  6,397,550
-----------------------------------------------------------------------
Diversified Telecommunication Services -- 6.6%
-----------------------------------------------------------------------
BellSouth Corp.                                  60,000    $  2,325,600
BT Group PLC(1)(2)                              520,000       1,880,146
Deutsche Telekom AG(2)                          140,000       1,991,221
Harris Corp.                                     71,000       2,431,750
Korea Telecom Corp. ADR                          98,427       2,194,922
SBC Communications, Inc.                         27,000       1,021,680
-----------------------------------------------------------------------
                                                           $ 11,845,319
-----------------------------------------------------------------------
Electric Utilities -- 1.8%
-----------------------------------------------------------------------
Red Electrica de Espana(2)                      330,000    $  3,201,475
-----------------------------------------------------------------------
                                                           $  3,201,475
-----------------------------------------------------------------------
Electronic Equipment & Instruments -- 8.0%
-----------------------------------------------------------------------
MediaTek, Inc.(2)                               135,000    $  2,622,219
MegaChips Corp.(2)                               39,000       1,062,551
Novellus System, Inc.(1)                         22,000         936,980
Sato Corp.(2)                                   110,000       2,262,074

                       SEE NOTES TO FINANCIAL STATEMENTS

INFORMATION AGE PORTFOLIO AS OF FEBRUARY 28, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Electronic Equipment & Instruments (continued)
-----------------------------------------------------------------------
Sony Corp.(2)                                    75,000    $  3,403,747
Thermo Electron Corp.(1)                         66,000       1,343,100
Toshiba Corp.(2)                                635,000       2,346,234
Visionics Corp.                                  38,000         442,320
-----------------------------------------------------------------------
                                                           $ 14,419,225
-----------------------------------------------------------------------
Entertainment -- 5.0%
-----------------------------------------------------------------------
AOL Time Warner, Inc.(1)                         41,000    $  1,016,800
The Walt Disney Co.                              99,500       2,288,500
TOHO Co., Ltd.(2)                               390,000       4,352,094
Village Roadshow Ltd.(2)                      1,320,000       1,323,549
-----------------------------------------------------------------------
                                                           $  8,980,943
-----------------------------------------------------------------------
Film Production -- 1.4%
-----------------------------------------------------------------------
Fuji Photo Film Co., Ltd.(2)                     79,000    $  2,488,468
-----------------------------------------------------------------------
                                                           $  2,488,468
-----------------------------------------------------------------------
Health Care Equipment & Supplies -- 0.9%
-----------------------------------------------------------------------
Given Imaging Ltd.(1)(2)                        141,000    $  1,607,400
-----------------------------------------------------------------------
                                                           $  1,607,400
-----------------------------------------------------------------------
Health Care Providers & Services -- 1.4%
-----------------------------------------------------------------------
Quest Diagnostics, Inc.(1)                       35,500    $  2,517,305
-----------------------------------------------------------------------
                                                           $  2,517,305
-----------------------------------------------------------------------
Household Durables -- 4.3%
-----------------------------------------------------------------------
Humax Co., Ltd.(2)                              199,850    $  7,728,503
-----------------------------------------------------------------------
                                                           $  7,728,503
-----------------------------------------------------------------------
Information Services -- 0.6%
-----------------------------------------------------------------------
Acxiom Corp.(1)                                  74,000    $  1,080,400
-----------------------------------------------------------------------
                                                           $  1,080,400
-----------------------------------------------------------------------
Insurance -- 0.9%
-----------------------------------------------------------------------
MGIC Investment Corp.                            25,000    $  1,678,000
-----------------------------------------------------------------------
                                                           $  1,678,000
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

IT Consulting & Services -- 5.5%
-----------------------------------------------------------------------
ARGO 21 Corp.(2)                                165,000    $  1,884,377
Computer Sciences Corp.(1)                       47,000       2,232,970
Nomura Research Institute, Ltd.(1)(2)             8,500         906,024
SunGard Data Systems, Inc.(1)                    87,000       2,685,690
Unilog S.A.(2)                                   35,100       2,249,868
-----------------------------------------------------------------------
                                                           $  9,958,929
-----------------------------------------------------------------------
Pharmaceuticals -- 1.5%
-----------------------------------------------------------------------
Biogen, Inc.(1)                                   8,500    $    451,775
Ivax Corp.(1)                                    73,000       1,241,000
XOMA Ltd.(1)(2)                                 129,000       1,037,160
-----------------------------------------------------------------------
                                                           $  2,729,935
-----------------------------------------------------------------------
Publishing -- 10.8%
-----------------------------------------------------------------------
Lagardere S.C.A.(2)                              55,500    $  2,261,406
Lee Enterprises, Inc.                            36,000       1,290,600
Pearson PLC(2)                                  300,363       3,312,178
Reed International PLC(2)                       250,000       2,239,027
Scholastic Corp.(1)                              42,000       2,106,300
The McClatchy Co.                                18,000         990,000
Trinity Mirror PLC(2)                           500,000       2,993,616
West Australia Newspapers Holdings
Ltd.(2)                                       1,035,000       2,757,614
Wolters Kluwer N.V. - CVA(2)                     72,000       1,552,923
-----------------------------------------------------------------------
                                                           $ 19,503,664
-----------------------------------------------------------------------
Semiconductor Equipment & Products -- 3.9%
-----------------------------------------------------------------------
Infineon Technologies AG(2)                     114,000    $  2,615,803
Linear Technology Corp.                          41,000       1,510,030
PMC-Sierra, Inc.(1)                              40,000         584,400
Samsung Electronics(2)                            9,000       2,340,764
-----------------------------------------------------------------------
                                                           $  7,050,997
-----------------------------------------------------------------------
Software -- 2.8%
-----------------------------------------------------------------------
Intuit, Inc.(1)                                  53,000    $  2,008,170
Microsoft Corp.(1)                               34,500       2,012,730
MSC. Software Corp.(1)                           58,000       1,026,600
-----------------------------------------------------------------------
                                                           $  5,047,500
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

INFORMATION AGE PORTFOLIO AS OF FEBRUARY 28, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Specialty Retail -- 1.1%
-----------------------------------------------------------------------
Best Buy Co., Inc.(1)                            19,000    $  1,280,600
Lexmark International, Inc.(1)                    9,000         447,390
Tweeter Home Entertainment Group,
Inc.(1)                                          19,000         323,000
-----------------------------------------------------------------------
                                                           $  2,050,990
-----------------------------------------------------------------------
Wireless Telecommunications Services -- 2.0%
-----------------------------------------------------------------------
BCE, Inc.(2)                                     66,000    $  1,377,420
China Mobile (Hong Kong)(1)(2)                  580,000       1,673,259
mm02 PLC(1)(2)                                  520,000         485,199
-----------------------------------------------------------------------
                                                           $  3,535,878
-----------------------------------------------------------------------
Total Common Stocks
   (identified cost $152,513,350)                          $158,326,876
-----------------------------------------------------------------------

COMMERCIAL PAPER -- 12.1%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
American General Finance Corp., 1.78%,
3/6/02                                     $      4,796    $  4,794,814
BellSouth Corp., 1.74%, 3/1/02                    8,000       8,000,000
General Electric Capital Corp., 1.88%,
3/1/02                                            2,722       2,722,000
Household Finance Co., 1.79%, 3/8/02              6,362       6,359,786
-----------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $21,876,600)                        $ 21,876,600
-----------------------------------------------------------------------
Total Investments -- 99.8%
   (identified cost $174,389,950)                          $180,203,476
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.2%                     $    299,679
-----------------------------------------------------------------------
Net Assets -- 100.0%                                       $180,503,155
-----------------------------------------------------------------------

 ADR - American Depositary Receipt
 (1)  Non-income producing security.
 (2)  Foreign security.
 (3) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                       SEE NOTES TO FINANCIAL STATEMENTS

INFORMATION AGE PORTFOLIO AS OF FEBRUARY 28, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

COUNTRY CONCENTRATION OF PORTFOLIO

                                          PERCENTAGE
COUNTRY                                   OF NET ASSETS  VALUE
---------------------------------------------------------------------
United States                                   56.3%    $101,612,704
Japan                                           12.0       21,631,597
United Kingdom                                   8.6       15,610,602
Republic of Korea                                8.1       14,619,728
Germany                                          2.5        4,607,024
Hong Kong                                        2.5        4,545,367
France                                           2.5        4,511,274
Australia                                        2.2        4,081,163
Spain                                            1.8        3,201,475
Taiwan                                           1.5        2,622,219
Israel                                           0.9        1,607,400
Netherlands                                      0.9        1,552,923

                       SEE NOTES TO FINANCIAL STATEMENTS

INFORMATION AGE PORTFOLIO AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2002
(EXPRESSED IN UNITED STATES DOLLARS)
Assets
----------------------------------------------------------------
Investments, at value (identified cost,
   $174,389,950)                                    $180,203,476
Cash                                                         671
Foreign currency, at value (identified cost,
   $28,661)                                               28,154
Receivable for investments sold                        2,475,098
Interest and dividends receivable                        164,622
Prepaid expenses                                           1,052
----------------------------------------------------------------
TOTAL ASSETS                                        $182,873,073
----------------------------------------------------------------

Liabilities
----------------------------------------------------------------
Payable for investments purchased                   $  2,337,237
Accrued expenses                                          32,681
----------------------------------------------------------------
TOTAL LIABILITIES                                   $  2,369,918
----------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN
   PORTFOLIO                                        $180,503,155
----------------------------------------------------------------

Sources of Net Assets
----------------------------------------------------------------
Net proceeds from capital contributions and
   withdrawals                                      $174,690,302
Net unrealized appreciation (computed on the basis
   of identified cost)                                 5,812,853
----------------------------------------------------------------
TOTAL                                               $180,503,155
----------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
FEBRUARY 28, 2002
(EXPRESSED IN UNITED STATES DOLLARS)
Investment Income
----------------------------------------------------------------
Dividends (net of foreign taxes, $59,744)           $    703,227
Interest                                                 190,346
----------------------------------------------------------------
TOTAL INVESTMENT INCOME                             $    893,573
----------------------------------------------------------------

Expenses
----------------------------------------------------------------
Investment adviser fee                              $    696,712
Administration fee                                       230,422
Trustees' fees and expenses                                4,192
Custodian fee                                            103,982
Legal and accounting services                             14,065
Miscellaneous                                                635
----------------------------------------------------------------
TOTAL EXPENSES                                      $  1,050,008
----------------------------------------------------------------

NET INVESTMENT LOSS                                 $   (156,435)
----------------------------------------------------------------

Realized and Unrealized Gain (Loss)
----------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified cost basis)  $(25,385,031)
   Foreign currency and forward foreign currency
      exchange contract transactions                    (219,818)
----------------------------------------------------------------
NET REALIZED LOSS                                   $(25,604,849)
----------------------------------------------------------------
Change in unrealized appreciation (depreciation)
   --
   Investments (identified cost basis)              $ 19,862,628
   Foreign currency and forward foreign currency
      exchange contracts                                  (8,251)
----------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                                   $ 19,854,377
----------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS                    $ (5,750,472)
----------------------------------------------------------------

NET DECREASE IN NET ASSETS FROM OPERATIONS          $ (5,906,907)
----------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

INFORMATION AGE PORTFOLIO AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

(EXPRESSED IN UNITED STATES DOLLARS)

                                                    SIX MONTHS ENDED
INCREASE (DECREASE)                                 FEBRUARY 28, 2002  YEAR ENDED
IN NET ASSETS                                       (UNAUDITED)        AUGUST 31, 2001
--------------------------------------------------------------------------------------
From operations --
   Net investment income (loss)                     $        (156,435) $       226,047
   Net realized loss                                      (25,604,849)     (49,787,298)
   Net change in unrealized
      appreciation (depreciation)                          19,854,377      (59,825,145)
--------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM OPERATIONS          $      (5,906,907) $  (109,386,396)
--------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                    $      37,808,132  $   121,367,133
   Withdrawals                                            (56,366,719)    (141,623,470)
--------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                             $     (18,558,587) $   (20,256,337)
--------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                          $     (24,465,494) $  (129,642,733)
--------------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------------
At beginning of period                              $     204,968,649  $   334,611,382
--------------------------------------------------------------------------------------
AT END OF PERIOD                                    $     180,503,155  $   204,968,649
--------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

INFORMATION AGE PORTFOLIO AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED                       YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2002    ----------------------------------------------------------
                                  (UNAUDITED)            2001         2000         1999        1998        1997
-----------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               1.14%(1)         1.11%        1.13%       1.36%       1.44%       1.48%
   Net investment income
      (loss)                             (0.17)%(1)        0.08%       (0.13)%     (0.38)%      0.01%      (0.04)%
Portfolio Turnover                          55%             160%         173%        131%        157%        160%
-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                          (2.71)%             --           --          --          --          --
-----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $180,503         $204,969     $334,611     $97,262     $53,556     $51,374
-----------------------------------------------------------------------------------------------------------------

 (1)  Annualized.
 (2) Total return is required to be diclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

INFORMATION AGE PORTFOLIO AS OF FEBRUARY 28, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(EXPRESSED IN UNITED STATES DOLLARS)

1 Significant Accounting Policies
-------------------------------------------
   Information Age Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company, which was organized as a trust under the laws of the State of New York on June 1, 1995. The Portfolio seeks to provide long-term capital growth by investing in a global and diversified portfolio of securities of information age companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income Taxes -- The Portfolio has elected to be treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 C Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 D Options on Financial Futures -- Upon the purchase of a put option on foreign currency by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sales transaction, the Portfolio will realize a gain or loss depending upon whether the sales proceeds from the closing sales transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

 E Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

INFORMATION AGE PORTFOLIO AS OF FEBRUARY 28, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

 F Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

 G Expense Reduction -- Investors Bank and Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations. For the six months ended February 28, 2002, $278 credit balances were used to reduce the Portfolio's custodian fee.

 H Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 I Other -- Investment transactions are accounted for on a trade-date basis.
   Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

 J Interim Financial Statements -- The interim financial statements relating to
   February 28, 2002 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), and Lloyd George Investment Management (Bermuda) Limited, an affiliate of EVM (the Advisers), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Advisers receive a monthly fee, divided equally between them, of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended February 28, 2002, the adviser fee was 0.75% (annualized) of average net assets for such period and amounted to $696,712. In addition, an administrative fee is earned by EVM for managing and administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (equal to 0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended February 28, 2002, the administration fee was 0.25% (annualized) of average net assets for such period and amounted to $230,422. Except as to the Trustees of the Portfolio who are not members of the Advisers or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees.

   Trustees of the Portfolio that are not affiliated with the Advisers may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 2002, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $92,246,474 and $108,596,449 respectively, for the six months ended February 28, 2002.

INFORMATION AGE PORTFOLIO AS OF FEBRUARY 28, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at February 28, 2002, as computed on a federal income tax basis are as follows:

    AGGREGATE COST                            $174,389,950
    ------------------------------------------------------
    Gross unrealized appreciation             $ 20,979,202
    Gross unrealized depreciation              (15,165,676)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  5,813,526
    ------------------------------------------------------

   The unrealized depreciation on foreign currency was $673.

5 Risks Associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

6 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments may include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   The Portfolio did not have any open obligations under these financial instruments at February 28, 2002.

7 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the facility is allocated among the participating funds and portfolios at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 28, 2002.

INFORMATION AGE PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Hon. Robert Lloyd George
Vice President and Trustee

Martha G. Locke
Vice President and
Co-Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Edward K.Y. Chen
President of Lingnan University,
Hong Kong

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Unicorn Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant